Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	350,000,000	350,000,000
Ordinary share capital, shares issued (in shares)	141,847,345	151,847,345
Ordinary share capital, shares outstanding (in shares)	131,583,489	142,674,664
Unvested restricted stock (in shares)	2,354,318	2,429,442
Treasury stock, at cost, shares (in shares)	10,263,856	9,172,681